Note 3 - Property And Equipment (Details) (USD $)	3 Months Ended		12 Months Ended		197 Months Ended	199 Months Ended			1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Jan. 02, 2013	Jan. 02, 2013 Mold Production Payments [Member] Medical Investment Group (MIG) [Member]	Dec. 31, 2012 Mold Production Payments [Member]	Mar. 31, 2012 Mold Production Payments [Member]	Nov. 30, 2012 Mold Production Payments [Member]	Dec. 31, 2012 Mold Production Payments [Member]	Jan. 02, 2013 Mold Production Payments [Member]	Dec. 31, 2011 Mold Production Payments [Member]	Dec. 31, 2012 Medical Investment Group (MIG) [Member]	Dec. 31, 2012 Medical Investment Group (MIG) [Member]
Note 3 - Property And Equipment (Details) [Line Items]
Depreciation	$ 21,617	$ 1,957	$ 69,008	$ 11,135
Asset Impairment Charges	0	0	878,276	0	4,570,007	4,570,007			50,000	710,000	710,000	710,000
Property, Plant and Equipment, Gross	446,382		446,382	1,206,382	446,382	446,382		50,000	50,000			50,000	10,000	760,000
Prepayment Write Off												80,000
Gain Contingency, Unrecorded Amount							$ 770,000								$ 770,000	$ 770,000